EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS

B. As of December 31, 2021, the estimated fair values of the options were measured as follows:

	December 31,	July 1st, 2021
	2021	(Grant date)
Expected term	1.5 years	2 years
Expected average volatility	187.7%	187.7%
Expected dividend yield	-	-
Risk-free interest rate	0.3%	0.3%
Common Stock Market Value	$0.16	$0.76

SCHEDULE OF OPTIONS GRANTED TO EMPLOYEE

Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Option Exercise Price ($)	Option Expiration Date
Chief Financial Officer	2,273,399	6,820,198	$0.0001	07.01.2031